Quarterly Report
January 31, 2024
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.0%
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)		$14,626,259	$710,939
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		1,881,000	1,881,075
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.995% (SOFR - 30 day + 1.65%), 1/20/2037 (n)		2,462,500	2,416,840
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)		13,208,182	865,758
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)		8,014,728	645,764
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)		25,356,128	1,515,135
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)		15,445,772	811,596
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)		20,903,234	1,275,212
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)		25,263,818	1,642,434
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.927% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)		3,056,500	2,944,498
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.298%, 2/15/2054 (i)		19,238,125	1,306,509
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		1,416,000	1,425,953
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)		10,233,042	618,061
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)		12,760,218	697,808
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.092%, 10/15/2054 (i)		27,465,366	1,438,210
PFP III 2021-8 Ltd., “AS”, FLR, 6.702% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)		3,622,500	3,514,651
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		1,979,000	1,981,483
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.521%, 8/15/2054 (i)		9,375,212	676,166
			$26,368,092
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$1,438,000	$1,309,848
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$402,000	$387,677
International Market Sovereign – 1.0%
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	12,889,188	$14,739,534
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$2,421,000	$2,469,404
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		747,000	747,145
			$3,216,549
Mortgage-Backed – 0.7%
Freddie Mac, 1.915%, 4/25/2030 (i)		$3,519,182	$332,194
Freddie Mac, 1.769%, 5/25/2030 (i)		6,326,494	556,672
Freddie Mac, 1.482%, 6/25/2030 (i)		9,785,333	677,537
Freddie Mac, 1.263%, 9/25/2030 (i)		3,529,812	228,057
Freddie Mac, 0.419%, 1/25/2031 (i)		29,763,049	518,934
Freddie Mac, 0.872%, 1/25/2031 (i)		11,388,256	517,819
Freddie Mac, 1.027%, 1/25/2031 (i)		8,529,316	459,927
Freddie Mac, 0.611%, 3/25/2031 (i)		36,336,275	1,045,097
Freddie Mac, 1.325%, 5/25/2031 (i)		4,421,663	319,996
Freddie Mac, 1.039%, 7/25/2031 (i)		7,521,262	439,795
Freddie Mac, 0.632%, 9/25/2031 (i)		32,486,236	1,080,297
Freddie Mac, 0.955%, 9/25/2031 (i)		9,783,880	513,869
Freddie Mac, 0.441%, 11/25/2031 (i)		49,721,062	1,149,422
Freddie Mac, 0.597%, 12/25/2031 (i)		50,485,813	1,609,185
Freddie Mac, 0.665%, 12/25/2031 (i)		8,215,224	293,325
			$9,742,126
Municipals – 1.1%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024		$523,000	$510,842
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026		715,000	672,933
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		2,400,000	2,217,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	$7,455,000	$6,470,330
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	1,794,306	1,660,993
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	312,762	307,487
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	698,106
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,058,595
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,020,000	1,006,853
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	795,416
		$16,398,959
U.S. Treasury Inflation Protected Securities – 93.2%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$61,620,815	$66,191,828
U.S. Treasury Bonds, 1.125%, 1/15/2033	33,346,380	31,724,001
U.S. Treasury Bonds, 0.75%, 2/15/2042	124,737,472	101,534,354
U.S. Treasury Bonds, 0.625%, 2/15/2043	35,280,432	27,644,148
U.S. Treasury Bonds, 0.75%, 2/15/2045	55,366,172	43,357,191
U.S. Treasury Bonds, 1%, 2/15/2048	19,480,528	15,658,489
U.S. Treasury Bonds, 0.125%, 2/15/2051	14,158,219	8,677,440
U.S. Treasury Bonds, 0.125%, 2/15/2052	46,326,420	28,070,312
U.S. Treasury Notes, 0.625%, 1/15/2026	132,807,381	128,981,388
U.S. Treasury Notes, 0.375%, 1/15/2027	55,697,936	53,302,490
U.S. Treasury Notes, 0.375%, 7/15/2027	88,790,497	84,879,322
U.S. Treasury Notes, 0.5%, 1/15/2028	69,797,741	66,436,908
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	257,789,848	247,981,748
U.S. Treasury Notes, 0.125%, 7/15/2030	172,533,198	157,216,384
U.S. Treasury Notes, 0.125%, 1/15/2031	134,341,390	121,041,941
U.S. Treasury Notes, 0.125%, 1/15/2032	207,710,492	183,807,559
U.S. Treasury Notes, 1.375%, 7/15/2033	51,324,934	50,001,713
		$1,416,507,216
Total Bonds		$1,488,670,001
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.4% (v)	34,366,022	$34,369,458

Other Assets, Less Liabilities – (0.2)%		(3,783,279)
Net Assets – 100.0%		$1,519,256,180
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,369,458 and $1,488,670,001, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,164,500, representing 0.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	14,874,615	EUR	13,683,985	Brown Brothers Harriman	4/19/2024	$37,755
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	480	$98,715,000	March – 2024	$890,301
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	34	$4,393,437	March – 2024	$(287,244)
At January 31, 2024, the fund had liquid securities with an aggregate value of $1,265,680  to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,416,507,216	$—	$1,416,507,216
Non - U.S. Sovereign Debt	—	14,739,534	—	14,739,534
Municipal Bonds	—	16,398,959	—	16,398,959
U.S. Corporate Bonds	—	4,914,074	—	4,914,074
Residential Mortgage-Backed Securities	—	9,742,126	—	9,742,126
Commercial Mortgage-Backed Securities	—	18,135,083	—	18,135,083
Asset-Backed Securities (including CDOs)	—	8,233,009	—	8,233,009
Mutual Funds	34,369,458	—	—	34,369,458
Total	$34,369,458	$1,488,670,001	$—	$1,523,039,459
Other Financial Instruments
Futures Contracts – Assets	$890,301	$—	$—	$890,301
Futures Contracts – Liabilities	(287,244)	—	—	(287,244)
Forward Foreign Currency Exchange Contracts – Assets	—	37,755	—	37,755
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,839,200	$73,681,172	$63,149,241	$(1,552)	$(121)	$34,369,458
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$391,785	$—